Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,369,653	₩ 1,270,824	₩ 1,506,699	₩ 1,457,735
Financial instruments	1,427,845	831,637
Short-term investment securities	150,392	166,666
Long-term investment securities	1,648,837	857,215
Accounts receivable - trade	2,214,353	2,247,895
Loans and other receivables	1,738,003	1,668,557
Derivative financial assets	164,695	150,960
Assets	8,713,778	7,193,754
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Short-term investment securities	150,392	166,666
Long-term investment securities	193,396	142,316
Loans and other receivables	517,175	532,225
Derivative financial assets	99,559	6,074
Assets	960,522	847,281
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	65,136	144,886
Assets	65,136	144,886
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	1,454,361	710,272
Assets	1,454,361	710,272
Debt instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	1,080	4,627
Assets	1,080	4,627
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,369,653	1,270,824
Financial instruments	1,427,845	831,637
Accounts receivable - trade	2,214,353	2,247,895
Loans and other receivables	1,220,828	1,136,332
Assets	₩ 6,232,679	₩ 5,486,688